NET (LOSS ) INCOME PER SHARE - Basic and diluted net loss per share computation (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (309,623,944)	$ (48,586,753)	¥ (221,852,864)	¥ (52,929,508)
(Accretion) reversal of accretion and modification of Redeemable Convertible Preferred Shares to redemption value			244,080,678	(631,005,563)
Net income attributable to preferred shareholders			(6,706,551)
Net (loss) income allocated to Class A and Class B ordinary shareholders as reported in basic net loss (income) per Class A and Class B Ordinary Share	(309,623,944)		15,521,263	(683,935,071)
Earnings allocated to Series B, C, C-1, D convertible redeemable preferred shares			6,706,551
Reversal of accretion on Series B, C, C-1, D convertible redeemable preferred shares			(244,788,360)
Numerator for diluted net loss per share calculation	¥ (309,623,944)		¥ (222,560,546)	¥ (683,935,071)
Denominator:
Weighted average number of ordinary shares, basic | shares	19,352,595	19,352,595	11,974,046	5,614,840
Weighted Average Number of Shares Outstanding, Diluted | shares	19,352,595	19,352,595	15,208,426	5,614,840
Effect of dilutive securities | shares			3,234,380
Denominator for diluted net loss per share calculation | shares	19,352,595	19,352,595	15,208,426	5,614,840
Net loss per ordinary share
Basic | (per share)	¥ (16.00)	$ (2.51)	¥ 1.30	¥ (121.81)
Diluted | (per share)	¥ (16.00)	$ (2.51)	¥ (14.63)	¥ (121.81)